Net financial income (loss) - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Interest income on cash and cash equivalents	€ 1,500	€ 500
Interest costs	3,772	3,714
Foreign exchange gains	1,888	370
Short-term bank deposits	62,312		€ 0
USD
Disclosure of financial instruments by type of interest rate [line items]
Foreign exchange gains	1,600
Short-term bank deposits	1,100
USD | HSBC Bank
Disclosure of financial instruments by type of interest rate [line items]
Short-term bank deposits	500
EIB loan
Disclosure of financial instruments by type of interest rate [line items]
Interest costs	3,700
Impact of discounting and accretion	2,700
Increase (decrease) related to adjustments for income forecast projections	13,500
Impact of debt discounting effect		10,800
Net impact of accretion and discounting		800
EIB loan | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense	€ 3,700
EIB loan | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense		€ 3,600